Equity, Stock Options Outstanding (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CAD ($) shares $ / shares	Dec. 31, 2021 CAD ($) shares $ / shares	Dec. 31, 2020 shares $ / shares
Stock options outstanding [Abstract]
Weighted average exercise price (in dollars per share)	$ 5	$ 5.13
Weighted average share price (in dollars per share)	$ 3.69	$ 4.09
Share based compensation expense | $	$ 6,913	$ 9,876
Weighted average assumptions [Abstract]
Exercise price (in dollars per share)	$ 5	$ 5
Exercise Price $1.80 [Member]
Stock options outstanding [Abstract]
Weighted average share price (in dollars per share)	7.23	8.65
Exercise Price $5.00 [Member]
Stock options outstanding [Abstract]
Weighted average share price (in dollars per share)		9.81
Stock Options [Member]
Stock options outstanding [Abstract]
Exercise price - outstanding (in dollars per share)	$ 5	$ 5.13	$ 4.38
Number of options outstanding (in shares) | shares	480,000	546,667	761,667
Number of options exercisable (in shares) | shares	480,000	480,000
Weighted average exercise price (in dollars per share)	$ 5	$ 5
Weighted average remaining life	18 months	26 months
Share based compensation expense | $	$ 100	$ 100
Reversal of share based compensation | $	$ 200	$ 100
Forfeited (in shares) | shares	(63,334)	(104,361)
Weighted average assumptions [Abstract]
Expected life	10	10
Risk-free rate	1.53%	1.53%
Volatility	205.80%	205.80%
Dividend yield	0.00%	0.00%
Stock Options [Member] | Top of range [member]
Stock options outstanding [Abstract]
Weighted average share price (in dollars per share)	$ 10.32	$ 19.8
Stock Options [Member] | Bottom of Range [Member]
Stock options outstanding [Abstract]
Weighted average share price (in dollars per share)	1.1	3.89
Stock Options [Member] | Exercise Price $1.80 [Member]
Stock options outstanding [Abstract]
Exercise price - outstanding (in dollars per share)		$ 1.8
Number of options outstanding (in shares) | shares		6,667
Number of options exercisable (in shares) | shares		0
Weighted average exercise price (in dollars per share)		$ 1.8
Weighted average remaining life		34 months
Stock Options [Member] | Exercise Price $5.00 [Member]
Stock options outstanding [Abstract]
Exercise price - outstanding (in dollars per share)	$ 5	$ 5
Number of options outstanding (in shares) | shares	480,000	480,000
Number of options exercisable (in shares) | shares	480,000	480,000
Weighted average exercise price (in dollars per share)	$ 5	$ 5
Weighted average remaining life	18 months	15 months
Stock Options [Member] | Exercise Price $6.57 [Member]
Stock options outstanding [Abstract]
Exercise price - outstanding (in dollars per share)		$ 6.57
Number of options outstanding (in shares) | shares		60,000
Number of options exercisable (in shares) | shares		0
Weighted average exercise price (in dollars per share)		$ 6.57
Weighted average remaining life		112 months